Segment information (Tables)	6 Months Ended
Sep. 30, 2014
Schedule of Segment Reporting Information, by Segment

Summarized segment information for the six months periods ended September 30, 2013 and September 30, 2014:

	Six months period ended September 30, 2013
	Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)

Net interest income/(expense) (External)	Rs.	52,235.7	Rs.	37,571.0	Rs.	565.7	Rs.	90,372.4
Net interest income/(expense) (Internal)		20,184.3		(21,451.5)		1,267.2		0
Net interest revenue		72,420.0		16,119.5		1,832.9		90,372.4
Less: Provision for credit losses		7,100.5		1,786.8		0		8,887.3

Net interest revenue, after allowance for credit losses		65,319.5		14,332.7		1,832.9		81,485.1
Non-interest revenue		28,817.1		3,837.5		965.1		33,619.7
Non-interest expense		(56,585.4)		(4,652.9)		(846.0)		(62,084.3)

Income before income tax	Rs.	37,551.2	Rs.	13,517.3	Rs.	1,952.0	Rs.	53,020.5

Income tax expense								18,503.1

Segment assets:
Segment total assets	Rs.	2,455,497.6	Rs.	1,857,222.6	Rs.	337,055.6	Rs.	4,649,775.8

	Six months period ended September 30, 2014
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)

Net interest income/(expense) (External)	Rs.	51,811.0	Rs.	53,461.9	Rs.	7,885.2	Rs.	113,158.1	US$	1,827.6

Net interest income/(expense) (Internal)		34,883.5		(32,631.9)		(2,251.6)		0		0

Net interest revenue		86,694.5		20,830.0		5,633.6		113,158.1		1,827.6

Less: Provision for credit losses		6,005.7		1,326.8		—		7,332.5		118.4

Net interest revenue, after allowance for credit losses		80,688.8		19,503.2		5,633.6		105,825.6		1,709.2

Non-interest revenue/(loss) net		33,073.3		4,341.3		(4,510.2)		32,904.4		531.4

Non-interest expense		(65,067.0)		(5,538.0)		(541.7)		(71,146.7)		(1,149.1)

Income before income tax	Rs.	48,695.1	Rs.	18,306.5	Rs.	581.7	Rs.	67,583.3	US$	1,091.5

Income tax expense								24,576.7		396.9

Segment assets:

Segment total assets	Rs.	3,039,076.7	Rs.	1,946,500.4	Rs.	334,584.9	Rs.	5,320,162.0	US$	85,919.8